IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2007

The Board of Trustees of the First Investors Tax Exempt Funds has approved a change recommended by management to the policies of each insured series of the Funds (each, an “Insured Fund”).  Specifically, effective May 1, 2008, the policies of each Insured Fund will provide that, under normal circumstances, the Insured Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”).  Thus, the Insured Funds will no longer be required to ensure that all municipal bonds that they purchase are insured.  Nor will they be required to restrict their investments to securities that are insured by companies that have a top tier rating by an NRSRO.  To the extent that the Insured Funds in vest in uninsured securities, they will generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality.

This change is intended to address the current credit problems that are being experienced by several of the companies that provide insurance for municipal securities.  These problems are unrelated to the credit quality of the underlying municipal securities.  Indeed, the default rates for the types of high quality municipal securities that are purchased by the Insured Funds remain extremely low.    The policy change is intended to provide the Insured Funds with greater investment flexibility.

As we always caution our shareholders, please keep in mind that bond insurance does not provide protection against fluctuations in the value of the underlying bonds or in the net asset values of the Insured Funds.

TEP2081

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS INSURED TAX EXEMPT FUND PROSPECTUS

DATED MAY 1, 2007

The Board of Trustees of the First Investors Tax Exempt Funds has approved a change recommended by management to the policies of First Investors Insured Tax Exempt Fund (the “Insured Fund”).  Specifically, effective May 1, 2008, the policies of the Insured Fund will provide that, under normal circumstances, the Insured Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”).  Thus, the Insured Fund will no longer be required to ensure that all municipal bonds that it purchases are insured.  Nor will it be required to restrict its investments to securities that are insured by companies that have a top tier rating by an NRSRO.  To the extent that the Insured Fund invests in uninsured securities, it will generally restrict its investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality.

This change is intended to address the current credit problems that are being experienced by several of the companies that provide insurance for municipal securities.  These problems are unrelated to the credit quality of the underlying municipal securities.  Indeed, the default rates for the types of high quality municipal securities that are purchased by the Insured Fund remain extremely low.    The policy change is intended to provide the Insured Fund with greater investment flexibility.

As we always caution our shareholders, please keep in mind that bond insurance does not provide protection against fluctuations in the value of the underlying bonds or in the net asset value of the Insured Fund.

SAFITE208

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS INSURED TAX EXEMPT FUND II PROSPECTUS

DATED MAY 1, 2007

The Board of Trustees of the First Investors Tax Exempt Funds has approved a change recommended by management to the policies of First Investors Insured Tax Exempt Fund II (the “Insured Fund ”).  Specifically, effective May 1, 2008, the policies of the Insured Fund will provide that, under normal circumstances, the Insured Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”).  Thus, the Insured Fund will no longer be required to ensure that all municipal bonds that it purchases are insured.  Nor will it be required to restrict its investments to securities that are insured by companies that have a top tier rating by an NRSRO.  To the extent that the Insured Fund inves ts in uninsured securities, it will generally restrict its investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality.

This change is intended to address the current credit problems that are being experienced by several of the companies that provide insurance for municipal securities.  These problems are unrelated to the credit quality of the underlying municipal securities.  Indeed, the default rates for the types of high quality municipal securities that are purchased by the Insured Fund remain extremely low.    The policy change is intended to provide the Insured Fund with greater investment flexibility.

As we always caution our shareholders, please keep in mind that bond insurance does not provide protection against fluctuations in the value of the underlying bonds or in the net asset value of the Insured Fund.

SAFITEII208

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

CONNECTICUT FUND

FLORIDA FUND

MASSACHUSETTS FUND

NEW JERSEY

NEW YORK FUND

DATED MAY 1, 2007

The Board of Trustees of the First Investors Tax Exempt Funds has approved a change recommended by management to the policies of each insured series of the Funds (each, an “Insured Fund”).  Specifically, effective May 1, 2008, the policies of each Insured Fund will provide that, under normal circumstances, the Insured Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”).  Thus, the Insured Funds will no longer be required to ensure that all municipal bonds that they purchase are insured.  Nor will they be required to restrict their investments to securities that are insured by companies that have a top tier rating by an NRSRO.  To the extent that the Insured Funds in vest in uninsured securities, they will generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality.

This change is intended to address the current credit problems that are being experienced by several of the companies that provide insurance for municipal securities.  These problems are unrelated to the credit quality of the underlying municipal securities.  Indeed, the default rates for the types of high quality municipal securities that are purchased by the Insured Funds remain extremely low.    The policy change is intended to provide the Insured Funds with greater investment flexibility.

As we always caution our shareholders, please keep in mind that bond insurance does not provide protection against fluctuations in the value of the underlying bonds or in the net asset values of the Insured Funds.

SACT208

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

GEORGIA FUND

MARYLAND FUND

NORTH CAROLINA FUND

VIRGINIA FUND

DATED MAY 1, 2007

The Board of Trustees of the First Investors Tax Exempt Funds has approved a change recommended by management to the policies of each insured series of the Funds (each, an “Insured Fund”).  Specifically, effective May 1, 2008, the policies of each Insured Fund will provide that, under normal circumstances, the Insured Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”).  Thus, the Insured Funds will no longer be required to ensure that all municipal bonds that they purchase are insured.  Nor will they be required to restrict their investments to securities that are insured by companies that have a top tier rating by an NRSRO.  To the extent that the Insured Funds in vest in uninsured securities, they will generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality.

This change is intended to address the current credit problems that are being experienced by several of the companies that provide insurance for municipal securities.  These problems are unrelated to the credit quality of the underlying municipal securities.  Indeed, the default rates for the types of high quality municipal securities that are purchased by the Insured Funds remain extremely low.    The policy change is intended to provide the Insured Funds with greater investment flexibility.

As we always caution our shareholders, please keep in mind that bond insurance does not provide protection against fluctuations in the value of the underlying bonds or in the net asset values of the Insured Funds.

SAGA208

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

MICHIGAN FUND

MINNESOTA FUND

MISSOURI FUND

OHIO FUND

PENNSYLVANIA FUND

DATED MAY 1, 2007

The Board of Trustees of the First Investors Tax Exempt Funds has approved a change recommended by management to the policies of each insured series of the Funds (each, an “Insured Fund”).  Specifically, effective May 1, 2008, the policies of each Insured Fund will provide that, under normal circumstances, the Insured Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”).  Thus, the Insured Funds will no longer be required to ensure that all municipal bonds that they purchase are insured.  Nor will they be required to restrict their investments to securities that are insured by companies that have a top tier rating by an NRSRO.  To the extent that the Insured Funds in vest in uninsured securities, they will generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality.

This change is intended to address the current credit problems that are being experienced by several of the companies that provide insurance for municipal securities.  These problems are unrelated to the credit quality of the underlying municipal securities.  Indeed, the default rates for the types of high quality municipal securities that are purchased by the Insured Funds remain extremely low.    The policy change is intended to provide the Insured Funds with greater investment flexibility.

As we always caution our shareholders, please keep in mind that bond insurance does not provide protection against fluctuations in the value of the underlying bonds or in the net asset values of the Insured Funds.

SAMI208

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

ARIZONA FUND

CALIFORNIA FUND

COLORADO FUND

OREGON FUND

DATED MAY 1, 2007

The Board of Trustees of the First Investors Tax Exempt Funds has approved a change recommended by management to the policies of each insured series of the Funds (each, an “Insured Fund”).  Specifically, effective May 1, 2008, the policies of each Insured Fund will provide that, under normal circumstances, the Insured Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”).  Thus, the Insured Funds will no longer be required to ensure that all municipal bonds that they purchase are insured.  Nor will they be required to restrict their investments to securities that are insured by companies that have a top tier rating by an NRSRO.  To the extent that the Insured Funds in vest in uninsured securities, they will generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality.

This change is intended to address the current credit problems that are being experienced by several of the companies that provide insurance for municipal securities.  These problems are unrelated to the credit quality of the underlying municipal securities.  Indeed, the default rates for the types of high quality municipal securities that are purchased by the Insured Funds remain extremely low.    The policy change is intended to provide the Insured Funds with greater investment flexibility.

As we always caution our shareholders, please keep in mind that bond insurance does not provide protection against fluctuations in the value of the underlying bonds or in the net asset values of the Insured Funds.

SAAZ208

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2007

On February 21, 2008, the Board of Trustees of the First Investors Tax Exempt Funds approved management’s recommendation to liquidate the Tax Exempt Money Market Fund (the “Fund”).  The Board has determined that the liquidation of the Fund is in the best interest of shareholders due primarily to the Fund’s inability to achieve sustainable asset levels.  A shareholder vote is not required to approve the liquidation.  The liquidation is expected to take place on April 15, 2008.  Shareholders who remain invested in the Fund until the liquidation date will receive a distribution check representing the value of their shares.

Until April 14, 2008, shareholders of the Fund can exchange their Fund shares into the First Investors Cash Management Fund, without paying a sales charge. Please review the prospectus of the First Investors Cash Management Fund before exchanging into this fund.  Shareholders with draft check writing privileges should stop writing checks immediately.  The Fund is now closed to new investors.

For assistance or more information, shareholders can contact their registered representative or contact the Fund’s transfer agent, Administrative Data Management Corp., Raritan Plaza 1, Edison, New Jersey 08837-3620 or call toll free 1-800-423-4026.

TEP2082

SUPPLEMENT DATED FEBRUARY 28, 2008 TO THE

FIRST INVESTORS TAX EXEMPT MONEY MARKET FUND PROSPECTUS

DATED MAY 1, 2007

On February 21, 2008, the Board of Trustees of the First Investors Tax Exempt Funds approved management’s recommendation to liquidate the Tax Exempt Money Market Fund (the “Fund”).  The Board has determined that the liquidation of the Fund is in the best interest of shareholders due primarily to the Fund’s inability to achieve sustainable asset levels.  A shareholder vote is not required to approve the liquidation.  The liquidation is expected to take place on April 15, 2008.  Shareholders who remain invested in the Fund until the liquidation date will receive a distribution check representing the value of their shares.

Until April 14, 2008, shareholders of the Fund can exchange their Fund shares into the First Investors Cash Management Fund, without paying a sales charge. Please review the prospectus of the First Investors Cash Management Fund before exchanging into this fund.  Shareholders with draft check writing privileges should stop writing checks immediately.  The Fund is now closed to new investors.

For assistance or more information, shareholders can contact their registered representative or contact the Fund’s transfer agent, Administrative Data Management Corp., Raritan Plaza 1, Edison, New Jersey 08837-3620 or call toll free 1-800-423-4026.

TEMM208